Write down and indicator of impairment (Details Narrative) $ in Thousands	1 Months Ended
Jun. 30, 2017 USD ($)
Write down (Bisha life of mine plan)	$ 69,735
Ore Stockpile write down	58,817
Equipment and Capital Inventory Write down	$ 10,918